As filed with the Securities and Exchange Commission on April 29, 2002

                                                     Registration No. 333-83284


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                     ------

                                   FORM N-14

                          REGISTRATION STATEMENT UNDER

                           THE SECURITIES ACT OF 1933


       Pre-Effective Amendment No. /__/ Post-Effective Amendment No. /1/


                        (Check appropriate box or boxes)



                             USAA MUTUAL FUND, INC.
                           --------------------------
               (Exact name of registrant as specified in charter)

                            9800 Fredericksburg Road
                            San Antonio, Texas 78288
                          ---------------------------
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (210) 498-0600
                                                            --------------
                          Michael D. Wagner, Secretary
                             USAA Mutual Fund, Inc.
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288
                           -------------------------
               (Name and Address of Agent for Service of Process)


             It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

               The title of securities being registered is shares
           of beneficial interest. No filing fee is required because
                            an indefinite number of
                     shares have previously been registered
                        pursuant to Section 24(f) of the
                       Investment Company Act of 1940, as
                                    amended.

                             USAA MUTUAL FUND, INC.

                CONTENTS OF REGISTRATION STATEMENT ON FORM N-14


This Registration Statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement on Form N-14

Part A - Prospectus/Information Statement*
Part B - Statement of Additional Information*
Part C - Other Information

Signature Pages

Exhibits

*Previously filed in Registrant's Registration Statement on Form N-14, file No. 333-83284, on February 22, 2002, and subsequently filed in definitive form pursuant to Rule 497 on March 28, 2002.

The sole purpose of this filing is to include in the Registration Statement the Definitive Agreement and Plan of Reorganization and Termination (Exhibit 4) and the Opinion and Consent of Counsel on Tax Matters (Exhibit 12) for the reorganization of USAA Income Strategy Fund, a series of USAA Investment Trust, and USAA Income Fund, a series of the Registrant.

                             USAA MUTUAL FUND, INC.
                                     PART C
                               OTHER INFORMATION

Item 15.      INDEMNIFICATION

              Protection for the liability of the adviser and underwriter and for the officers and directors of the Registrant is provided by two methods:

        (a) THE DIRECTOR AND OFFICER LIABILITY POLICY. This policy covers all losses incurred by the Registrant, its adviser and its underwriter from any claim made against those entities or persons during the policy period by any shareholder or former shareholder of the Fund by reason of any alleged negligent act, error or omission committed in connection with the administration of the investments of said Registrant or in connection with the sale or redemption of shares issued by said Registrant.

        (b) STATUTORY INDEMNIFICATION PROVISIONS. Under Section 2-418 of the Maryland General Corporation Law, the Registrant is authorized to indemnify any past or present director, officer, agent or employee against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him in connection with any proceeding in which he is a party by reason of having served as a director, officer, agent or employee, if he acted in good faith and reasonably believed that, (i) in the case of conduct in his official capacity with the Registrant, that his conduct was in the best interests of the Registrant, or (ii) in all other cases, that his conduct was at least not opposed to the best interests of the Registrant. In the case of any criminal proceeding, said director, officer, agent, or employee must in addition have had no reasonable cause to believe that his conduct was unlawful. In the case of a proceeding by or in the right of the Registrant, indemnification may only be made against reasonable expenses and may not be made in respect of any proceeding in which the director, officer, agent, or employee shall have been adjudged to be liable to the Registrant. The termination of any proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere, or its equivalent creates a rebuttable presumption that the director, officer, agent, or employee did not meet the requisite standard of conduct for indemnification. No indemnification may be made in respect of any proceeding charging improper personal benefit to the director, officer, agent, or employee whether or not involving action in such person's official capacity, if such person was adjudged to be liable on the basis that improper personal benefit was received. If such director, officer, agent, or employee is successful, on the merits or otherwise, in defense of any such proceeding against him, he shall be indemnified against the reasonable expenses incurred by him (unless such indemnification is limited by the Registrant's charter, which it is not). Additionally, a court of appropriate jurisdiction may order indemnification in certain circumstances even if the appropriate standard of conduct set forth above was not met.

              Indemnification may not be made unless authorized in the specific case after determination that the applicable standard of conduct has been met. Such determination shall be made by either: (i) the board of directors by either (x) a majority vote of a quorum consisting of directors not parties to the proceeding or (y) if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors not at the time parties to such proceeding who were duly designated to act in the matter by a majority vote of the full board in which the designated directors who are parties may participate; (ii) special legal counsel selected by the board of directors or a committee of the board by vote as set forth in (i) above, or, if the requisite quorum of the board cannot be obtained therefore and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate; or (iii) the stockholders.

              Reasonable expenses may be reimbursed or paid by the Registrant in advance of final disposition of a proceeding after a determination, made in accordance with the procedures set forth in the preceding paragraph, that the facts then known to those making the determination would not preclude indemnification under the applicable standards provided the Registrant receives (i) a written affirmation of the good faith belief of the person seeking indemnification that the applicable standard of conduct necessary for indemnification has been met, and (ii) written undertaking to repay the advanced sums if it is ultimately determined that the applicable standard of conduct has not been met.

              Insofar as  indemnification  for  liabilities  arising  under the
              Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the Registrant's Articles of Incorporation or otherwise, the
              Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, then the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.                            Exhibits.
--------                            ---------

         Exhibit
         Number                     Description
-----------------------------------------------------------------------------


(1)             Articles of Incorporation dated October 10, 1980.
                Incorporated by reference to Post-effective Amendment No. 38 and filed with the Securities and Exchange
                Commission on September 29, 1995.


(2) By-laws, as amended September 17, 2001. Incorporated by reference to Post-Effective Amendment No. 59 and filed with the Securities and Exchange Commission on October 1, 2001.

(3)             Not Applicable


(4)             Agreement and Plan of Reorganization and Termination.
                Filed herewith.


(5)             Not Applicable

(6)      (a)    Advisory Agreement dated August 1, 2001. Incorporated
                by reference to Post-Effective Amendment No. 59 and filed with the Securities and Exchange Commission on October 1, 2001.

         (b)    Administration and Servicing Agreement dated
                August 1, 2001. Incorporated by reference to Post-Effective Amendment No. 59 and filed with the Securities and Exchange Commission on October 1, 2001.

(7)             Underwriting Agreement dated July 25, 1990.
                Incorporated by reference to Post-Effective Amendment No. 30 and filed with the Securities and Exchange Commission on September 29, 1995.

(8)             Not Applicable

(9)             Amended and Restated Custodian Agreement dated
                July 1, 2001. Incorporated by reference to Post-
                Effective Amendment No. 59 and filed with the Securities and Exchange Commission on October 1, 2001.

(10)            Not Applicable


(11)            Opinion and Consent of Kirkpatrick & Lockhart LLP.
                Previously filed with the Securities and Exchange
                Commission on February 22, 2002, as part of Registrant's Form N-14 Registration Statement.

(12) Opinion and Consent of Kirkpatrick & Lockhart LLP regarding certain tax matters. Filed herewith.

(13)     (a)    Transfer Agency Agreement dated January 23, 1992.
                Incorporated by reference to Post-Effective Amendment
                No. 38 and filed with the Securities and Exchange
                Commission on September 29, 1995.

         (b) Transfer Agency Fee Schedule dated August 1, 2001. Incorporated by reference to Post-Effective Amendment No. 59 and filed with the Securities and Exchange
                Commission on October 1, 2001.


(14) Consent of KPMG LLP, Independent Auditors. Previously filed with the Securities and Exchange Commission on February 22, 2002, as part of Registrant's Form N-14 Registration Statement.


(15)            Not Applicable

(16)            Power of Attorney for Robert G. Davis dated July 19, 2000.
                Incorporated by reference to Post-Effective Amendment No. 54 and filed with the Securities and Exchange Commission on August 4, 2000. Powers of Attorney for David G. Peebles, Robert L. Mason, Richard A. Zucker, Barbara B. Dreeben, Michael F. Reimherr dated April 18, 2000. Incorporated by reference to Post-Effective Amendment No. 53 and filed with the Securities and Exchange Commission on April 28, 2000. Power of Attorney for Laura T. Starks dated February 15, 2001. Incorporated by reference to Post-Effective Amendment No. 57 and filed with the Securities and Exchange Commission on April 30, 2001. Power of Attorney for Christopher W. Claus dated May 18, 2001. Incorporated by reference to Post-Effective Amendment No. 58 and filed with the Securities and Exchange Commission on May 18,
                2001. Power of Attorney for David M. Holmes dated
                September 27, 2001. Incorporated by reference to Post-Effective Amendment No. 59 and filed with the Securities and Exchange Commission on October 1, 2001.

(17)            Not Applicable

Item 17.        UNDERTAKINGS

         (1) Registrant hereby agrees that prior to any public reoffering of the securities registered through the use of a prospectus, which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1993, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.


         (2) Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 ("1933 Act"), USAA MUTUAL FUND, INC. certifies that this Post-Effective Amendment meets all of the requirements for effectiveness under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in San Antonio, Texas on the 29th day of April, 2002.


                                            USAA MUTUAL FUND, INC.

                                            By:         *
                                                ----------------------------
                                                Christopher W. Claus
                                                President


         Pursuant to the requirements of the Securities Act of 1933, the Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                              TITLE                          DATE



________*______________       Chairman of the                   April 29, 2002
Robert G. Davis               Board of Directors

________*_______________      Vice Chairman of the Board        April 29, 2002
Christopher W. Claus          of Directors and President
                              (Principal Executive Officer)

________*______________       Treasurer (Principal              April 29, 2002
David Holmes                  Financial and
                              Accounting Officer)

________*_______________      Director                          April 29, 2002
David G. Peebles

________*_______________      Director                          April 29, 2002
Robert L. Mason

________*______________       Director                          April 29, 2002
Michael F. Reimherr

________*______________       Director                          April 29, 2002
Richard A. Zucker

________*______________       Director                          April 29, 2002
Barbara B. Dreeben

________*______________       Director                          April 29, 2002
Laura T. Starks


*By: /S/ MARK S. HOWARD
     ------------------

Mark S. Howard, Attorney-in-Fact, under Powers of Attorney dated April 18, 2000, incorporated by reference to Post-Effective Amendment No. 53, and filed with Securities and Exchange Commission on April 28, 2000; July 19, 2000, incorporated by reference to Post-Effective Amendment No. 54, and filed with Securities and Exchange Commission on August 4, 2000; February 15, 2001, incorporated by reference to Post-Effective Amendment No. 57, and filed with Securities and Exchange Commission on April 30, 2001; May 18, 2001, incorporated by reference to Post-Effective Amendment No. 58, and filed with Securities and Exchange Commission on May 18, 2001; and September 27, 2001, incorporated by reference to Post-Effective Amendment No. 59, and filed with Securities and Exchange Commission on October 1, 2001.

                            USAA MUTUAL FUND, INC.
                                   FORM N-14

                               INDEX TO EXHIBITS

                                                                   Sequentially
Exibit                                                               Numbered
Number                        Description                             Page
-------------------------------------------------------------------------------
(1)             Articles of Incorporation dated October 10, 1980.
                Incorporated by reference to Post-effective Amendment
                No. 38 and filed with the Securities and Exchange
                Commission on September 29, 1995.

(2) By-laws, as amended September 17, 2001. Incorporated by reference to Post-Effective Amendment No. 59 and filed with the Securities and Exchange Commission on October 1, 2001.

(3)             Not Applicable


(4)             Agreement and Plan of Reorganization and Termination.
                Filed herewith.                                              11


(5)             Not Applicable

(6)      (a)    Advisory Agreement dated August 1, 2001. Incorporated
                by reference to Post-Effective Amendment No. 59 and filed with the Securities and Exchange Commission on October 1, 2001.

         (b)    Administration and Servicing Agreement dated
                August 1, 2001. Incorporated by reference to Post-Effective Amendment No. 59 and filed with the Securities and Exchange Commission on October 1, 2001.

(7)             Underwriting Agreement dated July 25, 1990.
                Incorporated by reference to Post-Effective Amendment No. 30 and filed with the Securities and Exchange Commission on September 29, 1995.

(8)             Not Applicable

(9)             Amended and Restated Custodian Agreement dated
                July 1, 2001. Incorporated by reference to Post-
                Effective Amendment No. 59 and filed with the Securities and Exchange Commission on October 1, 2001.

(10)            Not Applicable

                                                                   Sequentially
Exibit                                                               Numbered
Number                        Description                             Page
-------------------------------------------------------------------------------


(11)            Opinion and Consent of Kirkpatrick & Lockhart LLP.
                Previously filed with the Securities and Exchange
                Commission on February 22, 2002, as part of Registrant's Form N-14 Registration Statement.

(12)            Opinion and Consent of Kirkpatrick & Lockhart LLP
                regarding certain tax matters. Filed herewith.              31


(13)     (a)    Transfer Agency Agreement dated January 23, 1992.
                Incorporated by reference to Post-Effective Amendment
                No. 38 and filed with the Securities and Exchange
                Commission on September 29, 1995.

         (b) Transfer Agency Fee Schedule dated August 1, 2001. Incorporated by reference to Post-Effective Amendment No. 59 and filed with the Securities and Exchange
                Commission on October 1, 2001.


(14) Consent of KPMG LLP, Independent Auditors. Previously filed with the Securities and Exchange Commission on February 22, 2002, as part of Registrant's Form N-14 Registration Statement.


(15)            Not Applicable

(16)            Power of Attorney for Robert G. Davis dated July 19, 2000.
                Incorporated by reference to Post-Effective Amendment No. 54 and filed with the Securities and Exchange Commission on August 4, 2000. Powers of Attorney for David G. Peebles, Robert L. Mason, Richard A. Zucker, Barbara B. Dreeben, Michael F. Reimherr dated April 18, 2000.
                Incorporated by reference to Post-Effective Amendment No. 53 and filed with the Securities and Exchange Commission on April 28, 2000. Power of Attorney for Laura T. Starks dated February 15, 2001. Incorporated by reference to Post-Effective Amendment No. 57 and filed with the Securities and Exchange Commission on April 30, 2001. Power of Attorney for Christopher W. Claus dated May 18, 2001. Incorporated by reference to Post-Effective Amendment No. 58 and filed with the Securities and Exchange Commission on May 18,
                2001. Power of Attorney for David M. Holmes dated
                September 27, 2001. Incorporated by reference to Post-Effective Amendment No. 59 and filed with the Securities and Exchange Commission on October 1, 2001.

(17)            Not Applicable